Document and Entity Information	Total
Document And Entity Information
Document Type	497
Document Period End Date	Dec. 31, 2019
Entity Registrant Name	ELFUN TAX EXEMPT INCOME FUND
Entity Central Index Key	0000215740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 22, 2020
Document Effective Date	May 22, 2020
Prospectus Date	Apr. 30, 2020